Subsequent Events	9 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
25.	Subsequent Events
The company had cancelled its own shares pursuant to the policy regarding cancellation of its own shares approved by the resolution at the Board of Directors meeting held on October 28, 2019. The details of the cancellation of the Company’s own shares subsequent to the balance sheet date are as follows

•	Class of shares cancelled Common shares
•	Number of shares cancelled 27,447,393 shares
•	Cancellation date January 20, 2022.